Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
November 30, 2024

Dates Covered
Collections Period	11/01/24 - 11/30/24
Interest Accrual Period	11/15/24 - 12/15/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/24	418,375,012.30	22,642
Yield Supplement Overcollateralization Amount 10/31/24	36,487,861.05	0
Receivables Balance 10/31/24	454,862,873.35	22,642
Principal Payments	17,253,746.39	436
Defaulted Receivables	466,463.33	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/24	34,436,607.62	0
Pool Balance at 11/30/24	402,706,056.01	22,182

Pool Statistics	$ Amount	# of Accounts
Pool Factor	37.79%
Prepayment ABS Speed	1.14%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	7,781,276.26	302
Past Due 61-90 days	2,837,204.55	105
Past Due 91-120 days	333,910.78	16
Past Due 121+ days	0.00	0
Total	10,952,391.59	423

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.51%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.73%
Delinquency Trigger Occurred	NO

Recoveries	262,032.57
Aggregate Net Losses/(Gains) - November 2024	204,430.76
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.54%
Prior Net Losses/(Gains) Ratio	1.12%
Second Prior Net Losses/(Gains) Ratio	0.18%
Third Prior Net Losses/(Gains) Ratio	0.36%
Four Month Average	0.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.62%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.15%
Weighted Average Contract Rate, Yield Adjusted	10.20%
Weighted Average Remaining Term	41.81

Flow of Funds	$ Amount
Collections	19,424,054.39
Investment Earnings on Cash Accounts	24,662.80
Servicing Fee	(379,052.39)
Transfer to Collection Account	-
Available Funds	19,069,664.80

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,724,498.76
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	10,562,502.48
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,676,209.75

Total Distributions of Available Funds	19,069,664.80

Servicing Fee	379,052.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 11/15/24	413,268,558.49
Principal Paid	15,668,956.29
Note Balance @ 12/16/24	397,599,602.20

Class A-1
Note Balance @ 11/15/24	0.00
Principal Paid	0.00
Note Balance @ 12/16/24	0.00
Note Factor @ 12/16/24	0.0000000%

Class A-2a
Note Balance @ 11/15/24	0.00
Principal Paid	0.00
Note Balance @ 12/16/24	0.00
Note Factor @ 12/16/24	0.0000000%

Class A-2b
Note Balance @ 11/15/24	0.00
Principal Paid	0.00
Note Balance @ 12/16/24	0.00
Note Factor @ 12/16/24	0.0000000%

Class A-3
Note Balance @ 11/15/24	267,658,558.49
Principal Paid	15,668,956.29
Note Balance @ 12/16/24	251,989,602.20
Note Factor @ 12/16/24	82.1187519%

Class A-4
Note Balance @ 11/15/24	99,620,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	99,620,000.00
Note Factor @ 12/16/24	100.0000000%

Class B
Note Balance @ 11/15/24	30,630,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	30,630,000.00
Note Factor @ 12/16/24	100.0000000%

Class C
Note Balance @ 11/15/24	15,360,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	15,360,000.00
Note Factor @ 12/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,724,498.76
Total Principal Paid	15,668,956.29
Total Paid	17,393,455.05

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.80563%
Coupon	5.65563%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	1,251,303.76
Principal Paid	15,668,956.29
Total Paid to A-3 Holders	16,920,260.05

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.6885495
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.3423183
Total Distribution Amount	17.0308678

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	4.0777676
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.0622313
Total A-3 Distribution Amount	55.1399989

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	674.10
Noteholders' Principal Distributable Amount	325.90

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/24	5,106,453.81
Investment Earnings	19,199.79
Investment Earnings Paid	(19,199.79)
Deposit/(Withdrawal)	-
Balance as of 12/16/24	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,333,260.41	$4,692,682.53	$2,810,707.01
Number of Extensions	124	178	109
Ratio of extensions to Beginning of Period Receivables Balance	0.73%	0.99%	0.57%